Balance sheet details (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance, January 1	$ 388	$ 436	$ 346
Charges to expense	11	70	94
Write-offs and recoveries	(126)	(130)	(5)
Foreign currency translation	(6)	12	1	$ (24)	$ (46)
Ending balance, December 31	$ 267	$ 388	$ 436